Other non-current assets	12 Months Ended
Dec. 31, 2024
Other non-current assets
Other non-current assets

Note 7. Other non-current assets

	As of
	December 31,
(In thousands of euros)	2022	2023	2024
Long‑term deposit accounts	700	9,000	0
Advance payments – non-current	895	1,047	1,047
Accrued income	65	0	0
Security deposits	8	8	0
Other non‑current assets	1,668	10,055	1,047

Long-term deposits accounts

As of December 31, 2024, the decrease of the long-term deposit accounts is related to the closing of the €9.0 million two-year deposit forward contract in July 2024.

As of December 31, 2023, long-term deposit accounts with more than a year of maturity increased by €8.3 million, related to:

-	the entry into a €9.0 million two-year deposit forward contract, accessible prior to the expiration of the term with a notice period of 31 days, in October 2023; and
-	the change of maturity of a €0.7 million term deposit (a deposit maturing at January 30, 2024 and repaid early in April, 2023).

In the fiscal year 2022, deposit accounts whose maturity was shorter than one year from December 31, 2022 had been reclassified as current assets (see Note 10. – Trade receivables, tax receivables and other current assets), resulting in a decrease in the “Long-term deposit accounts” of €1.0 million. At December 31, 2022, long-term deposit accounts were mainly composed of one account maturing at January 30, 2024.

Advances payments – non-current

As of December 31, 2023, and 2024 non-current advances to suppliers amounted to €1.0 million, corresponding to the advance paid under the CRO contract with PRA (see Note 26. – Commitments related to operational activities).